Derivatives and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivatives And Fair Value Of Financial Instruments
Derivative and fair value of financial instruments
NOTE 12: DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Warrants
The Company accounted for the Navios Acquisition warrants (the “Navios Acquisition Warrants”), which were obtained in connection with its investment in Navios Acquisition, under guidance for accounting for derivative instruments and hedging activities.
For the year ended December 31, 2010, a gain of $5,888 relating to changes in fair value of the Navios Acquisition Warrants was recorded under “(Loss)/gain on derivatives” in the consolidated statements of income. As of December 31, 2010, all warrants had been exercised.
Upon the Company obtaining control of Navios Acquisition in 2010, the investment in shares of common stock and the investment in warrants were remeasured to fair value resulting in a gain of $17,742 recorded in the statements of comprehensive income under “Gain on change in control” and noncontrolling interest was recognized at fair value, being the number of shares not controlled by the Company at the public share price as of May 28, 2010 of $6.56, amounting to $60,556.
Forward Freight Agreements (FFAs)
Drybulk shipping FFAs generally have the following characteristics: they cover periods from one month to one year; they can be based on time charter rates or freight rates on specific quoted routes; they are executed between two parties and give rise to a certain degree of credit risk depending on the counterparties involved and they are settled monthly based on publicly quoted indices.

At December 31, 2012 and December 31, 2011, none of the “mark-to-market” positions of the open dry bulk FFA contracts, qualified for hedge accounting treatment. Drybulk FFAs traded by the Company that do not qualify for hedge accounting are shown at fair value through the statements of comprehensive income.
The net losses from FFAs recorded in the statement of income amounted to $196, $165 and $1,802, for the years ended December 31, 2012, 2011 and 2010, respectively.
During each of the years ended December 31, 2012, 2011 and 2010, the changes in net unrealized (losses)/gains on FFAs amounted to $(124), $289 and $(19,903), respectively.

Fair value of financial instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The carrying amount of the floating rate loans approximates their fair value. The senior and ship mortgage notes are fixed rate borrowings and their fair value, which was determined based on quoted market prices, is indicated in the table below.
Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value as indicated in the table below.

Loan receivable from affiliate company: The carrying amount of the floating rate loan approximates its fair value.

Due from affiliate companies, long term: The carrying amount of the floating rate payable approximates its fair value.

Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and because there were no significant changes in interest rates. All amounts that are assumed to be uncollectable are written off and/or reserved.
Accounts payable: The carrying amounts of accounts payable reported in the balance sheet approximates their fair value due to the short-term nature of these accounts payable and because there were no significant changes in interest rates.
Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the balance sheet represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to the statements of comprehensive income.
Forward freight agreements: The fair value of forward freight agreements is the estimated amount that the Company would receive or pay to terminate the agreement at the reporting date by obtaining quotes from brokers or exchanges.
The estimated fair values of the Company's financial instruments are as follows:

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$257,868	$257,868	$171,096	$171,096
Restricted cash	$24,704	$24,704	$6,399	$6,399
Accounts receivable, net	$85,721	$85,721	$101,386	$101,386
Investments in available for sale securities	$559	$559	$82,904	$82,904
Forward Freight Agreements, net	$1,275	$1,275	$1,279	$1,279
Loan receivable from affiliate company	$35,000	$35,000	$40,000	$40,000
Due from affiliate companies, long term	$57,701	$57,701	$—	$—
Accounts payable	$(63,921)	$(63,921)	$(52,113)	$(52,113)
Capital lease obligations, including current portion	$(25,112)	$(25,112)	$(31,221)	$(31,221)
Senior and ship mortgage notes, net of discount	$(1,034,141)	$(973,940)	$(945,538)	$(841,500)
Long term debt, including current portion	$(324,071)	$(324,071)	$(508,019)	$(508,019)

The following tables set forth by level our assets and liabilities that are measured at fair value on a recurring basis. As required by the fair value guidance, assets and liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as of December 31, 2012
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$1,275	$1,275	$—	$—
Investments in available for sale securities	559	559	—	—
Total	$1,834	$1,834	$—	$—

	Fair Value Measurements as of December 31, 2011
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$1,279	$1,279	$—	$—
Investments in available for sale securities	82,904	82,904	—	—
Total	$84,183	$84,183	$—	$—

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2012.

	Fair Value Measurements at December 31, 2012
Assets	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$257,868	$257,868	$—	$—
Restricted cash	$24,704	$24,704	$—	$—
Senior and ship mortgage notes, net of discount	$(973,940)	$(973,940)	$—	$—
Capital lease obligations, including current portion(1)	$(25,112)	$—	$(25,112)	$—
Long-term debt, including current portion(1)	$(324,071)	$—	$(324,071)	$—
Loan receivable from affiliate company(2)	$35,000	$—	$35,000	$—
Due from affiliate companies, long term(2)	$57,701	$—	$57,701	$—

  The fair value of the Company's long term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.

  The fair value of the Company's loan receivable from affiliate company and long term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.